Financial Instruments (Details 9) - Risk Of Power Purchase And Sale Transactions Price [member] R$ in Thousands	12 Months Ended
Dec. 31, 2023 BRL (R$)
Increase [member]
IfrsStatementLineItems [Line Items]
Gains (losses) on purchase and sale of energy in active market, Baseline	R$ 348,100
Gains (losses) on purchase and sale of energy in active market, Projected Scenario Probable	348,100
Gains (losses) on purchase and sale of energy in active market, Projected Scenario 1	303,302
Gains (losses) on purchase and sale of energy in active market, Projected Scenario 2	258,504
Reduction [member]
IfrsStatementLineItems [Line Items]
Gains (losses) on purchase and sale of energy in active market, Baseline	348,100
Gains (losses) on purchase and sale of energy in active market, Projected Scenario Probable	348,100
Gains (losses) on purchase and sale of energy in active market, Projected Scenario 1	392,897
Gains (losses) on purchase and sale of energy in active market, Projected Scenario 2	R$ 437,695